Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking product	R$ 104,200	R$ 111,523	R$ 118,422
Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income	110,324	122,703	138,764
Interest, similar income and dividend of financial assets at fair value through profit or loss	22,853	22,938	23,641
Interest and similar expenses	(70,612)	(78,330)	(95,129)
Adjustments to Fair Value of Financial Assets and Liabilities	(4,834)	4,181	7,066
Foreign exchange results and exchange variations on transactions	2,974	(250)	5,513
Banking service fees	36,809	34,448	31,918
Income related to insurance and private pension operations before claim and selling expenses	3,961	4,699	5,265
Income related to insurance and private pension	24,097	26,876	24,755
Change in reserves for insurance and private pension	(20,136)	(22,177)	(19,490)
Other income	2,725	1,134	1,384
Expected Loss from Financial Assets and Claims	(10,182)	(20,966)	(24,355)
Expected Loss with Loan Operations and Lease Operations	(10,587)	(18,381)	(22,466)
Expected Loss with Other Financial Assets	1,633	(1,393)	(404)
(Expenses) Recovery of claims	(1,228)	(1,192)	(1,485)
Net Banking Product of Expected Losses from Financial Assets and Claims	94,018	90,557	94,067
Other operating income (expenses)	(63,410)	(59,975)	(58,388)
General and administrative expenses	(57,538)	(53,494)	(50,905)
Tax expenses	(6,619)	(7,031)	(8,011)
Share of profit or (loss) in associates and joint ventures	747	550	528
Income before income tax and social contribution	30,608	30,582	35,679
Current income tax and social contribution	(2,564)	(4,539)	(3,898)
Deferred income tax and social contribution	(2,405)	(2,818)	(9,765)
Net income	25,639	23,225	22,016
Net income attributable to owners of the parent company	24,907	23,193	21,627
Net income attributable to non-controlling interests	732	32	389
Ordinary shares [member]
Net income attributable to owners of the parent company	R$ 12,708	R$ 11,938	R$ 11,113
Earnings per share - basic	R$ 2.56	R$ 2.38	R$ 2.21
Earnings per share - diluted	R$ 2.55	R$ 2.36	R$ 2.20
Weighted average number of shares outstanding - basic	4,958,290,359	5,021,834,934	5,027,611,714
Weighted average number of shares outstanding - diluted	4,958,290,359	5,021,834,934	5,027,611,714
Preference shares [member]
Net income attributable to owners of the parent company	R$ 12,199	R$ 11,255	R$ 10,514
Earnings per share - basic	R$ 2.56	R$ 2.38	R$ 2.21
Earnings per share - diluted	R$ 2.55	R$ 2.36	R$ 2.20
Weighted average number of shares outstanding - basic	4,759,872,085	4,734,030,111	4,756,823,490
Weighted average number of shares outstanding - diluted	4,815,473,777	4,796,645,028	4,821,864,280